INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Net operating loss carry forwards	€ 16,356	€ 13,793
Net operating loss carry forwards with no expiration date	71,594
Elimination of intercompany profit in inventory	689	480
Elimination of intercompany profit in fixed assets	396	256
Provisions for retirement indemnities	663	658
Capital leases treated as operating leases for tax	10	26
Other items	354	360
Total deferred tax assets	18,468	15,573
Net deferred tax assets	18,468	15,573
Valuation allowance for deferred tax assets	(17,739)	(14,744)
Deferred tax assets (liabilities), net of allowance	€ 729	€ 829